COLUMBIA FUNDS SERIES TRUST

COLUMBIA FUNDS SERIES TRUST I

Supplement dated August 30, 2010 to the following

Statements of Additional Information (the “SAI”s), each as supplemented

Columbia Core Bond Fund	Columbia Convertible Securities Fund
Supplement to the SAI dated September 1, 2009	Columbia Global Value Fund
Columbia International Value Fund
Columbia High Yield Opportunity Fund	Columbia Large Cap Core Fund
Columbia International Bond Fund	Columbia Large Cap Enhanced Core Fund
Columbia Strategic Income Fund	Columbia Large Cap Index Fund
Supplement to the SAI dated October 1, 2009	Columbia Large Cap Value Fund
Columbia Marsico 21st Century Fund
Columbia High Yield Municipal Fund	Columbia Marsico Focused Equities Fund
Columbia Small Cap Value Fund I	Columbia Marsico Global Fund
Supplement to the SAIs dated November 1, 2009	Columbia Marsico Growth Fund
Columbia Marsico International Opportunities Fund
Columbia Balanced Fund	Columbia Mid Cap Index Fund
Columbia Conservative High Yield Fund	Columbia Mid Cap Value Fund
Columbia Federal Securities Fund	Columbia Multi-Advisor International Equity Fund
Columbia Greater China Fund	Columbia Overseas Value Fund
Columbia Oregon Intermediate Municipal Bond Fund	Columbia Small Cap Growth Fund II
Columbia International Stock Fund	Columbia Small Cap Index Fund
Columbia Mid Cap Growth Fund	Columbia Small Cap Value Fund II
Columbia Small Cap Growth Fund I	Supplement to the SAIs dated July 1, 2010
Columbia Strategic Investor Fund
Columbia Technology Fund	Columbia Asset Allocation Fund II
Supplement to the SAIs dated January 1, 2010	Columbia Blended Equity Fund
Columbia Bond Fund
Columbia Asset Allocation Fund	Columbia California Intermediate Municipal Bond Fund
Columbia Contrarian Core Fund	Columbia Emerging Markets Fund
Columbia Disciplined Value Fund	Columbia Energy and Natural Resources Fund
Columbia Dividend Income Fund	Columbia Georgia Intermediate Municipal Bond Fund
Columbia Large Cap Growth Fund	Columbia High Income Fund
Columbia Liberty Fund	Columbia Income Fund
Columbia Small Cap Core Fund	Columbia Intermediate Bond Fund
Supplement to the SAIs dated February 1, 2010	Columbia International Growth Fund
Columbia LifeGoal® Balanced Growth Portfolio
Columbia California Tax-Exempt Fund	Columbia LifeGoal® Growth Portfolio
Columbia Connecticut Intermediate Municipal Bond Fund	Columbia LifeGoal® Income and Growth Portfolio
Columbia Connecticut Tax-Exempt Fund	Columbia LifeGoal® Income Portfolio
Columbia Intermediate Municipal Bond Fund	Columbia Maryland Intermediate Municipal Bond Fund
Columbia Massachusetts Intermediate Municipal Bond Fund	Columbia Masters International Equity Portfolio
Columbia Massachusetts Tax-Exempt Fund	Columbia Mid Cap Core Fund
Columbia New Jersey Intermediate Municipal Bond Fund	Columbia North Carolina Intermediate Municipal Bond Fund
Columbia New York Intermediate Municipal Bond Fund	Columbia Pacific/Asia Fund
Columbia New York Tax-Exempt Fund	Columbia Select Large Cap Growth Fund
Columbia Rhode Island Intermediate Municipal Bond Fund	Columbia Select Opportunities Fund
Supplement to the SAI dated March 1, 2010	Columbia Select Small Cap Fund
Columbia Short-Intermediate Bond Fund
Columbia Tax-Exempt Fund	Columbia Short Term Bond Fund
Supplement to the SAI dated April 1, 2010	Columbia Short Term Municipal Bond Fund
Columbia South Carolina Intermediate Municipal Bond Fund
Columbia Real Estate Equity Fund	Columbia Total Return Bond Fund
Supplement to the SAI dated April 29, 2010	Columbia U.S. Treasury Index Fund
Columbia Value and Restructuring Fund Columbia Virginia Intermediate Municipal Bond Fund Columbia World Equity Fund Corporate Bond Portfolio Mortgage- and Asset-Backed Portfolio
Supplement to the SAIs dated August 1, 2010

Effective September 7, 2010 (the “Effective Date”), the Columbia funds (including the portfolios), Columbia Acorn funds and RiverSource funds (including the Seligman and Threadneedle branded funds) share the same policies and procedures for investor services, as described below in this Supplement and in the prospectuses, as supplemented.

As of the Effective Date, the SAI(s) for each of the Funds set forth on the cover of this Supplement is supplemented as follows:

The section entitled Investment Advisory and Other Services – Other Services Provided – Pricing and Bookkeeping Fees Paid by the Fund(s) is revised as follows:

For SAIs for the fiscal year ended February 28, 2010 for Columbia Convertible Securities Fund, Columbia Global Value Fund, Columbia Large Cap Core Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Value Fund, Columbia Marsico 21st Century Fund, Columbia Marsico Focused Equities Fund, Columbia Marsico Global Fund, Columbia Marsico Growth Fund, Columbia Marsico International Opportunities Fund, Columbia Mid Cap Index Fund, Columbia Mid Cap Value Fund, Columbia Multi-Advisor International Equity Fund, Columbia Small Cap Growth Fund II and Columbia Small Cap Value Fund II, the dollar amount disclosed in the row entitled “Amount Paid to the Previous Adviser” is moved from that row to the row entitled “Amount Paid to State Street.”

For the fiscal year ended February 28, 2010 for Columbia Overseas Value Fund, the dollar amounts disclosed are replaced with the following:

Fund	Fiscal Year Ended February 28, 2010
Overseas Value Fund
Amount Paid to the Previous Adviser	—
Amount Paid to State Street	$15,682

For all Columbia funds SAIs, except those for: (i) Class Y shares, (ii) Columbia LifeGoal® Portfolios, (iii) Corporate Bond Portfolio, Mortgage- and Asset-Backed Portfolio, Columbia Short Term Bond Fund, Columbia Total Return Bond Fund, Columbia Short Term Municipal Bond Fund and Columbia High Income Fund, and (iv) CMG Ultra Short Term Bond Fund, the disclosure in the first paragraph of the section entitled Investment Advisory and Other Services – Other Services Provided – The Transfer Agent is replaced with the following, except with respect to the disclosure relating to fees and reimbursements paid to the Previous Transfer Agent:

Columbia Management Investment Services Corp. (formerly, RiverSource Service Corporation) is the transfer agent for the Funds. The Transfer Agent is located at One Financial Center, Boston, MA 02111. Under the Transfer Agency Agreement, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Funds. Effective September 7, 2010, the Funds pay the Transfer Agent an annual transfer agency fee of $12.08 per account, payable monthly and, prior to September 7, 2010, paid the Transfer Agent an annual transfer agency fee of $22.36 per account, payable monthly. In addition, effective September 7, 2010, the Funds reimburse the Transfer Agent for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Funds in an annual amount equal to 0.20% of the average aggregate value of the Fund’s shares maintained in such omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services, Inc. is the broker of record or accounts where the beneficial owner is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent is reimbursed $16.00 annually, calculated monthly based on the total number of positions in such accounts at the end of such month). Prior to September 7, 2010, the Funds reimbursed the Transfer Agent for the fees and expenses the Transfer Agent paid to financial intermediaries that maintained omnibus accounts with the Funds, subject to a cap of up to $22.36 per account for financial intermediaries that sought payment by the Transfer Agent on a per account basis and a cap equal to 0.15% of a Fund’s net assets represented by such an account for financial intermediaries that sought payment by the Transfer Agent based on a percentage of net assets. The Funds also pay certain reimbursable out-of-pocket expenses of the Transfer Agent. The Transfer Agent also may retain as additional compensation for its services revenues for fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcripts due the Transfer Agent from Fund shareholders and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds. The fees paid to the Transfer Agent may be changed by the Board without shareholder approval.

For Columbia funds SAIs for Class Y shares, the disclosure in the first paragraph of the section entitled Investment Advisory and Other Services – Other Services Provided – The Transfer Agent is replaced with the following, except with respect to disclosure relating to fees and reimbursements paid to the Previous Transfer Agent:

Columbia Management Investment Services Corp. (formerly, RiverSource Service Corporation) is the transfer agent for the Fund. The Transfer Agent is located at One Financial Center, Boston, MA 02111. Under the Transfer Agency Agreement, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund. Effective September 7, 2010, the Fund pays the Transfer Agent an annual transfer agency fee of $12.08 per account, payable monthly and, prior to September 7, 2010, paid the Transfer Agent an annual transfer agency fee of $22.36 per account, payable monthly. The Fund also pays certain reimbursable out-of-pocket expenses of the Transfer Agent. The Transfer Agent also may retain as additional compensation for its services revenues for fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcripts due the Transfer Agent from Fund shareholders and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The fees paid to the Transfer Agent may be changed by the Board without shareholder approval.

For the SAI for the Columbia LifeGoal® Portfolios, the disclosure in the first paragraph of the section entitled Investment Advisory and Other Services – Other Services Provided – The Transfer Agent is replaced with the following, except with respect to the disclosure relating to fees and reimbursements paid to the Previous Transfer Agent:

Columbia Management Investment Services Corp. (formerly, RiverSource Service Corporation) is the transfer agent for the Portfolios. The Transfer Agent is located at One Financial Center, Boston, MA 02111. Under the Transfer Agency Agreement, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Portfolios. Effective September 7, 2010, the LifeGoal® Income Portfolio pays the Transfer Agent an annual transfer agency fee of $12.08 per account, payable monthly and, prior to September 7, 2010, paid the Transfer Agent an annual transfer agency fee of $22.36 per account, payable monthly. In addition, effective September 7, 2010, the LifeGoal® Income Portfolio reimburses the Transfer Agent for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Portfolio, in an annual amount equal to 0.20% of the average aggregate value of the Portfolio’s shares maintained in such omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services, Inc. is the broker of record or accounts where the beneficial owner is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent is reimbursed $16.00 annually, calculated monthly based on the total number of positions in such accounts at the end of such month). Prior to September 7, 2010, the LifeGoal® Income Portfolio reimbursed the Transfer Agent for the fees and expenses the Transfer Agent paid to financial intermediaries that maintained omnibus accounts with the Portfolio, subject to a cap of up to $22.36 per account for financial intermediaries that sought payment by the Transfer Agent on a per account basis and a cap equal to 0.15% of the Portfolio’s net assets represented by such an account for financial intermediaries that sought payment by the Transfer Agent based on a percentage of net assets. LifeGoal® Income Portfolio also pays certain reimbursable out-of-pocket expenses of the Transfer Agent. The Transfer Agent also may retain as additional compensation for its services revenues for fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcripts due the Transfer Agent from the Portfolio’s shareholders and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Portfolio. The fees paid to the Transfer Agent may be changed by the Board without shareholder approval.

For the SAI for the Corporate Bond Portfolio, Mortgage- and Asset-Backed Portfolio, Columbia Short Term Bond Fund, Columbia Total Return Bond Fund, Columbia Short Term Municipal Bond Fund and Columbia High Income Fund, the disclosure in the first paragraph of the section entitled Investment Advisory and Other Services – Other Services Provided – The Transfer Agent is replaced with the following, except with respect to the disclosure relating to fees and reimbursements paid to the Previous Transfer Agent:

Columbia Management Investment Services Corp. (formerly, RiverSource Service Corporation) is the transfer agent for the Funds. The Transfer Agent is located at One Financial Center, Boston, MA 02111. Under the Transfer Agency Agreement, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Funds. Effective September 7, 2010, the Funds, except Corporate Bond Portfolio and Mortgage- and Asset-Backed Portfolio, pay the Transfer Agent an annual transfer agency fee of $12.08 per account, payable monthly and, prior to September 7, 2010, paid the Transfer Agent an annual transfer agency fee of $22.36 per account, payable monthly. In addition, effective September 7, 2010, the Funds, except Corporate Bond Portfolio and Mortgage- and Asset-Backed Portfolio, reimburse the Transfer Agent for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Funds, in an annual amount equal to 0.20% of the average aggregate value of the

Fund’s shares maintained in such omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services, Inc. is the broker of record or accounts where the beneficial owner is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent is reimbursed $16.00 annually, calculated monthly based on the total number of positions in such accounts at the end of such month). Prior to September 7, 2010, the Funds, except Corporate Bond Portfolio and Mortgage- and Asset-Backed Portfolio, reimbursed the Transfer Agent for the fees and expenses the Transfer Agent paid to financial intermediaries that maintained omnibus accounts with the Funds, subject to a cap of up to $22.36 per account for financial intermediaries that sought payment by the Transfer Agent on a per account basis and a cap equal to 0.15% of a Fund’s net assets represented by such an account for financial intermediaries that sought payment by the Transfer Agent based on a percentage of net assets. The Funds, except Corporate Bond Portfolio and Mortgage- and Asset-Backed Portfolio, also pay certain reimbursable out-of-pocket expenses of the Transfer Agent. The Transfer Agent also may retain as additional compensation for its services revenues for fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcripts due the Transfer Agent from Fund shareholders and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds. The fees paid to the Transfer Agent may be changed by the Board without shareholder approval.

The second paragraph of the section entitled Brokerage Allocation and Other Practices – Additional Financial Intermediary Payments – Marketing Support Payments is replaced with the following:

While the financial arrangements may vary for each financial intermediary, the marketing support payments to each financial intermediary generally are expected to be between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Columbia Funds attributable to the financial intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds attributable to the financial intermediary. The Distributor and affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with certain financial intermediaries. Such increased payments may enable the financial intermediaries to offset credits that they may provide to their customers.

For the SAIs for Class Y shares of Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Value Fund, Columbia Mid Cap Value Fund and Columbia Short Term Bond Fund, the section entitled Purchase, Redemption and Pricing of Shares – Purchase and Redemption – Front-End Sales Charge Waivers is deleted in its entirety. For Columbia funds SAIs (excluding the SAIs for the Class Y shares of the Funds listed above) with the sections entitled Purchase, Redemption and Pricing of Shares – Purchase and Redemption and, if applicable, Appendix C – Sales Charge Waivers, the text of the subsection entitled Front-End Sales Charge Waivers is replaced with the following:

In addition to the eligible investors described in the prospectuses, the investors listed below can buy Class A shares, Class E shares or Class T shares, without paying a front-end sales charge:

•	Employees of Bank of America, its affiliates and subsidiaries.

•	Employees or partners of Columbia Wanger Asset Management, LLC and Marsico Capital Management, LLC (or their successors).

•

Individuals receiving a distribution from a Bank of America trust, fiduciary, custodial or other similar account may use the proceeds of that distribution to buy Class A shares without paying a front-end sales charge, as long as the proceeds are invested in the funds within 90 days of the date of distribution.

•

Any shareholder who owned shares of any fund of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any Fund, may buy Class A shares of any Fund without paying a front-end sales charge in those cases where a Columbia Fund Class Z share is not available.

•

Galaxy Fund shareholders prior to December 1, 1995; and shareholders who (i) bought Galaxy Fund Prime A shares without paying a front-end sales charge and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Prime A shares were originally bought.

•

(For Class T shares only) Shareholders who (i) bought Galaxy Fund Retail A shares at net asset value and received Class T shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally bought; and Boston 1784 Fund shareholders on the date that those funds were reorganized into Galaxy Funds.

Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a sale from any Columbia Fund Class A, B, C or T shares within 90 days, up to the amount of the sales proceeds. In addition, shareholders of the money market fund series of BofA Funds Series Trust, which were formerly referred to as the Columbia Money Market Funds (the Former Columbia Money Market Funds), can also buy Class A shares of the Columbia Funds without paying a sales charge if the purchase is made from the proceeds of a sale of shares from a Former Columbia Money Market Fund within 90 days, up to the amount of the sales proceeds, provided that the proceeds are from the sale of shares of a Former Columbia Money Market Fund purchased on or before April 30, 2010. To be eligible for these reinstatement privileges the purchase must be made into an account for the same owner, but does not need to be into the same Columbia Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request within 90 days after the shares are sold and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in good order.

Restrictions may apply to certain accounts and certain transactions. The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. Unless you provide your financial advisor with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial advisor provide this information to the Fund when placing your purchase order. For more information about the sales charge reductions and waivers described here, as well as additional categories of eligible investors, please see the prospectuses.

In both the section entitled Purchase, Redemption and Pricing of Shares – Purchase and Redemption and, if applicable, Appendix C – Sales Charge Waivers, the text of the subsections entitled Contingent Deferred Sales Charge Waivers (Class A, Class B and Class C Shares) or Contingent Deferred Sales Charge Waivers (Class A, Class B, Class C and Class T Shares) or Contingent Deferred Sales Charge Waivers (Class A, Class B, Class C, Class E, Class F and Class T Shares) is replaced with the following:

In addition to the redemptions eligible for CDSC waivers described in the prospectuses, shareholders won’t pay a CDSC in the following circumstances:

Disability: For shares purchased prior to September 7, 2010, CDSCs may be waived on sales after the sole shareholder on an individual account or a joint tenant on a joint tenant account becomes disabled (as defined by Section 72(m)(7) of the Code). To be eligible for such a waiver: (i) the disability must arise after the account is opened and (ii) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then shares are sold, the applicable CDSC will be charged.*

Health savings accounts: For shares purchased prior to September 7, 2010, CDSCs may be waived on shares sold by health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates.*

Medical payments: For shares purchased prior to September 7, 2010, CDSCs may be waived on (i) shares sold for medical payments that exceed 7.5% of income and (ii) distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.*

Systematic Withdrawal Plan (SWP): For shares purchased prior to September 7, 2010, CDSCs may be waived on sales occurring pursuant to a SWP established with the Transfer Agent, to the extent that the sales do not exceed, on an annual basis, 12% of the account’s value as long as distributions are reinvested. Otherwise, a CDSC will be charged on SWP sales until this requirement is met.

Qualified retirement plans: CDSCs may be waived on shares (except for Class B shares) sold by certain group retirement plans held in omnibus accounts. However, CDSC may not be waived for Class C shares if the waiver would occur as a result of a plan-level termination.

Redemptions under certain retirement plans and accounts: CDSCs may be waived on shares sold in connection with distributions from qualified retirement plans, government (Section 457) plans, individual retirement accounts or custodial accounts under Section 403(b)(7) of the Code, following normal retirement or the attainment of age 59 1/2 for shares purchased prior to September 7, 2010.**

Loans from qualified retirement plans: For Class B shares, and for Class A and Class C shares purchased prior to September 7, 2010, CDSCs may be waived on shares sold in connection with loans from qualified retirement plans to shareholders.*

*	Fund investors and selling and/or servicing agents must inform the Fund or the Transfer Agent in writing that the Fund investor qualifies for the particular sales charge waiver and provide proof thereof.
**	For direct trades on non-prototype retirement accounts where the date of birth of the Fund shareholder is not maintained, the shareholder or selling and/or servicing agent must inform the Fund or the Transfer Agent in writing that the Fund investor qualifies for the particular sales charge waiver and provide proof thereof.

Restrictions may apply to certain accounts and certain transactions. The Distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. For more information about the sales charge reductions and waivers described here, as well as additional categories of eligible redemptions, please see the prospectuses.

For Columbia funds SAIs for Class Z shares, the following section is inserted before Purchase, Redemption and Pricing of Shares – Purchase and Redemption – Anti-Money Laundering Compliance:

Minimum Initial Investment in Class Z Shares

Class Z shares are available only to certain eligible investors, which are subject to different minimum initial investment requirements described in the prospectus, as supplemented. In addition to the categories of Class Z investors described in the prospectus, as supplemented, the minimum initial investment in Class Z shares is as follows:

There is no minimum initial investment in Class Z shares for any health savings account sponsored by a third party platform, including those sponsored by affiliates of Bank of America.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,000:

•

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

•	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

Shareholders should retain this Supplement for future reference.

C-6513-1 A (8/10)